Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 123,472	$ 16,707	$ 21,657	$ 27,803	$ 19,171	$ 10,200
Accounts receivable, net of allowances of $1,034, $1,216 and $,1,634 as of December 31, 2010 and 2011 and June 30, 2012, respectively	43,123	34,986		19,978
Prepaid expenses and other current assets	1,808	1,417		352
Total current assets	168,403	53,110		48,133
Property and equipment, net	4,781	3,688		741
Goodwill	1,348	1,348
Intangible assets, net	1,046	1,179		66
Deferred offering costs		1,985
Other assets and deferred financing fees	636	575		175
Total assets	176,214	61,885		49,115
Current liabilities:
Accounts payable and accrued expenses	2,687	2,883		1,020
Accrued cost of revenue	24,011	20,963		13,054
Accrued payroll and payroll related expenses	4,750	5,153		3,137
Deferred revenue	100	157		351
Total current liabilities	31,548	29,156		17,562
Series B warrant outstanding		183		105
Other long-term liabilities	287	299		140
Total liabilities	31,835	29,638		17,807
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	0	76,668		71,622	41,202	23,476
Stockholders' (deficit) equity:
Common stock, $0.001 par value, 74,892,833, 74,892,833 and 250,000,000 shares authorized, 16,258,297, 18,011,035 and 76,122,017 shares issued and outstanding, as of December 31, 2010 and 2011 and June 30, 2012, respectively	75	17		16
Additional paid-in capital	195,184
Accumulated other comprehensive loss	(59)	(25)		(11)
Accumulated deficit	(50,821)	(44,413)		(40,319)
Total stockholders' (deficit) equity	144,379	(44,421)		(40,314)	(25,256)	(16,165)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	176,214	61,885		49,115
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012
Series A-1 preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		1,880		1,757	1,640	1,531
Series A-2 preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		7,033		6,571	6,138	5,734
Series B preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		19,882		18,576	17,354	16,211
Series C preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		18,441		17,216	16,070
Series D preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		$ 29,432		$ 27,502